United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | LEIFX	B | LEIBX	C | LEICX
	F | LFEIX	R | FDERX	Institutional | LEISX

Federated Equity Income Fund, Inc.
Fund Established 1986

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Equity Income Fund, Inc.
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Domestic Equity Securities	88.2%
International Equity Securities	8.7%
High Yield Bond Portfolio	3.0%
Derivatives[3]	(0.1)%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2019, the Fund's sector composition5 was as follows:
Security Classification	Percentage of Equity Securities
Financials	22.7%
Health Care	13.1%
Information Technology	10.9%
Energy	9.0%
Utilities	7.5%
Communication Services	7.4%
Industrials	7.1%
Consumer Staples	6.7%
Consumer Discretionary	6.5%
Real Estate	5.3%
Materials	3.8%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—96.9%
	Communication Services—7.3%
587,961	AT&T, Inc.	$17,979,847
473,872	Comcast Corp., Class A	19,428,752
289,937	Lions Gate Entertainment Corp.	3,989,533
182,607	News Corp., Inc.	2,079,894
58,721	Nippon Telegraph & Telephone Corp.	2,627,754
86,742	Sinclair Broadcast Group, Inc.	4,656,311
248,981	Verizon Communications, Inc.	13,532,117
	TOTAL	64,294,208
	Consumer Discretionary—6.5%
52,335	Carnival Corp.	2,679,029
21,953	Columbia Sportswear Co.	2,058,752
129,434	D. R. Horton, Inc.	5,534,598
110,648	Designer Brands, Inc., Class A	2,001,622
168,704	eBay, Inc.	6,061,535
39,507	Foot Locker, Inc.	1,554,600
11,912	Home Depot, Inc.	2,261,493
164,100	Isuzu Motors Ltd.	1,791,199
55,274	McDonald's Corp.	10,959,176
24,646	Royal Caribbean Cruises Ltd.	3,000,897
98,800	Suzuki Motor Corp.	4,706,070
51,906	TJX Cos., Inc.	2,610,353
65,041	Tapestry, Inc.	1,857,571
38,319	Toyota Motor Credit Corp., ADR	4,505,548
30,590	Tractor Supply Co.	3,082,860
19,878	Yum! Brands, Inc.	2,034,513
	TOTAL	56,699,816
	Consumer Staples—6.7%
110,660	British American Tobacco PLC	3,841,437
200,389	Coty, Inc. - CL A	2,472,800
29,168	Kimberly-Clark Corp.	3,730,296
238,631	Kroger Co.	5,443,173
35,791	Medifast, Inc.	4,615,249
62,925	Mondelez International, Inc.	3,199,736
45,624	Nu Skin Enterprises, Inc., Class A	2,130,185
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Consumer Staples—continued
156,188	Philip Morris International, Inc.	$12,046,780
127,591	Walgreens Boots Alliance, Inc.	6,295,340
142,029	WalMart, Inc.	14,407,422
	TOTAL	58,182,418
	Energy—9.0%
40,413	Chevron Corp.	4,601,020
68,596	Cimarex Energy Co.	3,923,005
147,463	ConocoPhillips	8,694,419
182,176	Devon Energy Corp.	4,583,548
199,854	Equinor ASA, ADR	3,827,204
90,878	Exxon Mobil Corp.	6,431,436
135,540	Hess Corp.	7,571,264
92,861	HollyFrontier Corp.	3,526,861
306,843	Marathon Oil Corp.	4,034,986
61,424	Marathon Petroleum Corp.	2,824,890
141,271	PBF Energy, Inc.	3,729,554
162,454	Patterson-UTI Energy, Inc.	1,726,886
43,935	Phillips 66	3,549,948
223,273	RPC, Inc.	1,661,151
271,778	Repsol SA, ADR	4,334,859
112,201	Royal Dutch Shell PLC, ADR, Class A	6,935,144
90,359	Valero Energy Corp.	6,361,274
	TOTAL	78,317,449
	Financials—19.7%
109,807	Aflac, Inc.	5,633,099
83,727	Allstate Corp.	7,996,766
89,935	Artisan Partners Asset Management, Inc.	2,126,963
484,076	Aviva PLC	2,479,798
974,624	Bank of America Corp.	25,924,998
59,727	Capital One Financial Corp.	5,128,757
170,001	Citigroup, Inc.	10,565,562
103,990	Comerica, Inc.	7,156,592
71,793	Discover Financial Services	5,352,168
47,607	East West Bancorp, Inc.	2,033,771
37,259	Evercore, Inc., Class A	2,877,513
22,310	Goldman Sachs Group, Inc.	4,071,352
550,620	Huntington Bancshares, Inc.	6,965,343
277,965	JPMorgan Chase & Co.	29,453,171
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Financials—continued
89,221	Kemper Corp.	$7,404,451
80,072	LPL Investment Holdings, Inc.	6,423,376
189,138	Morgan Stanley	7,696,025
194,109	Navient Corp.	2,531,181
63,050	PacWest Bancorp	2,291,237
53,532	Popular, Inc.	2,794,906
57,913	Raymond James Financial, Inc.	4,782,456
141,057	The Hartford Financial Services Group, Inc.	7,428,062
119,071	Virtual Financial, Inc.	2,741,014
183,382	Wells Fargo & Co.	8,136,659
51,041	Zions Bancorporation, N.A.	2,198,336
	TOTAL	172,193,556
	Health Care—13.1%
54,225	AbbVie, Inc.	4,159,600
55,406	Allergan PLC	6,754,545
57,087	AmerisourceBergen Corp.	4,444,794
14,552	Amgen, Inc.	2,425,818
32,935	Anthem, Inc.	9,155,271
146,091	Bristol-Myers Squibb Co.	6,628,149
108,636	Cardinal Health, Inc.	4,570,317
32,700	Eisai Co. Ltd.	1,917,923
74,647	Encompass Health Corp.	4,398,201
91,659	Gilead Sciences, Inc.	5,705,773
33,448	HCA Healthcare, Inc.	4,045,870
184,959	Johnson & Johnson	24,257,373
50,195	McKesson Corp.	6,130,817
43,707	Medtronic PLC	4,046,394
221,995	Merck & Co., Inc.	17,584,224
100,914	Patterson Cos., Inc.	2,121,212
47,584	Perrigo Co.	1,999,480
107,449	Pfizer, Inc.	4,461,283
	TOTAL	114,807,044
	Industrials—7.1%
625,857	ADT, Inc.	3,661,263
51,374	Caterpillar, Inc.	6,155,119
17,832	Cummins, Inc.	2,688,352
34,916	Deere & Co.	4,894,176
122,374	Delta Air Lines, Inc.	6,302,261
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Industrials—continued
30,334	Expeditors International Washington, Inc.	$2,110,943
46,729	Fluor Corp.	1,295,328
21,430	Forward Air Corp.	1,196,437
367,380	GrafTech International Ltd.	3,640,736
69,955	Healthcare Services Group, Inc.	2,211,278
14,428	Honeywell International, Inc.	2,370,665
113,524	International Consolidated Airlines Group SA, ADR	1,277,145
21,349	Lockheed Martin Corp.	7,227,490
49,966	Raytheon Co.	8,719,067
20,912	Rockwell Automation, Inc.	3,112,751
39,822	Simpson Manufacturing Co., Inc.	2,422,770
60,783	Southwest Airlines Co.	2,893,271
	TOTAL	62,179,052
	Information Technology—10.9%
95,900	Advantest Corp.	2,222,804
20,934	Analog Devices, Inc.	2,022,643
23,537	Apple, Inc.	4,120,623
67,516	Applied Materials, Inc.	2,612,194
24,100	Broadcom, Inc.	6,064,524
401,443	Cisco Systems, Inc.	20,887,079
156,412	DXC Technology Co.	7,435,826
22,139	Fidelity National Information Services, Inc.	2,663,322
20,719	IBM Corp.	2,631,106
399,282	Intel Corp.	17,584,379
24,509	KLA-Tencor Corp.	2,526,143
29,494	Microsoft Corp.	3,647,818
28,545	NXP Semiconductors NV	2,516,527
200,696	Oracle Corp.	10,155,218
54,194	Qualcomm, Inc.	3,621,243
213,500	Ricoh Co. Ltd.	2,062,216
24,066	Texas Instruments, Inc.	2,510,324
	TOTAL	95,283,989
	Materials—3.8%
40,047	Albemarle Corp.	2,534,975
228,393	Anglo American PLC, ADR	2,753,278
165,702	CF Industries Holdings, Inc.	6,667,848
48,099	Dow, Inc.	2,249,109
144,297	DowDuPont, Inc.	4,403,944
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Materials—continued
284,583	Freeport-McMoRan, Inc.	$2,763,301
52,677	Nucor Corp.	2,528,496
136,086	Owens-Illinois, Inc.	2,177,376
71,838	Southern Copper Corp.	2,423,096
123,603	UPM - Kymmene Oyj	3,088,201
33,476	Westlake Chemical Corp.	1,917,840
	TOTAL	33,507,464
	Real Estate—5.3%
47,890	Cyrusone, Inc.	2,827,426
35,276	Digital Realty Trust, Inc.	4,152,691
70,971	Duke Realty Corp.	2,135,517
15,821	Equinix, Inc.	7,685,684
194,268	Invitation Homes, Inc.	4,979,089
47,108	National Retail Properties, Inc.	2,521,691
84,724	ProLogis, Inc.	6,241,617
42,402	Regency Centers Corp.	2,796,836
19,668	Simon Property Group, Inc.	3,187,986
79,715	Sun Communities, Inc.	10,065,613
	TOTAL	46,594,150
	Utilities—7.5%
63,819	American Electric Power Co., Inc.	5,496,092
31,584	American Water Works Co., Inc.	3,569,624
48,546	Consolidated Edison Co.	4,189,520
70,708	Dominion Energy, Inc.	5,315,827
76,433	Duke Energy Corp.	6,543,429
40,549	Edison International	2,407,394
104,339	Exelon Corp.	5,016,619
33,683	NRG Energy, Inc.	1,146,569
43,808	NextEra Energy, Inc.	8,683,184
89,147	PPL Corp.	2,653,015
62,842	Public Service Enterprises Group, Inc.	3,692,596
32,696	Sempra Energy	4,297,889
102,927	Southern Co.	5,506,595
45,419	UGI Corp.	2,344,075
83,718	Xcel Energy, Inc.	4,800,390
	TOTAL	65,662,818
	TOTAL COMMON STOCKS (IDENTIFIED COST $794,577,034)	847,721,964
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—3.0%
4,260,806	High Yield Bond Portfolio (IDENTIFIED COST $25,899,581)	$26,289,172
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $820,476,615)[1]	874,011,136
	OTHER ASSETS AND LIABILITIES-NET—0.1%[2]	949,391
	TOTAL NET ASSETS—100%	$874,960,527
At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3S&P 500 E-Mini Long Futures	125	$17,203,750	June 2019	$(1,001,059)
At May 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[3]Digital Realty Trust, Inc. (Call-Option) (PREMIUMS RECEIVED $18,956)	350	$4,120,200	June 2019	$130.00	$(1,750)
Net Unrealized Depreciation on Futures Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities - Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	16,936,723	6,487,087	23,423,810
Purchases/Additions	100,216,670	190,253	100,406,923
Sales/Reductions	(117,153,393)	(2,416,534)	(119,569,927)
Balance of Shares Held 5/31/2019	—	4,260,806	4,260,806
Value	$—	$26,289,172	$26,289,172
Change in Unrealized Appreciation/Depreciation	$—	$1,054,444	$1,054,444
Net Realized Gain/(Loss)	$3,251	$18,943	$22,194
Dividend Income	$145,515	$1,168,911	$1,314,426
1	Also represents cost for federal tax purposes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Non-income-producing security.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$771,570,074	$—	$—	$771,570,074
International	51,414,488	24,737,402	—	76,151,890
Investment Company[1]	—	—	—	26,289,172
TOTAL SECURITIES	$822,984,562	$24,737,402	$—	$874,011,136
Other Financial Instruments
Assets
Futures Contracts	$—	$—	$—	$—
Written Options	—	—	—	—
Liabilities
Futures Contracts	(1,001,059)	—	—	(1,001,059)
Written Options	(1,750)	—	—	(1,750)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,002,809)	$—	$—	$(1,002,809)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $26,289,172 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.48	$25.85	$22.94	$22.91	$25.35	$24.30
Income From Investment Operations:
Net investment income	0.21	0.43	0.48	0.52	0.45[1]	0.40
Net realized and unrealized gain (loss)	(1.84)	(0.52)	3.32	0.35	(1.05)	2.11
TOTAL FROM INVESTMENT OPERATIONS	(1.63)	(0.09)	3.80	0.87	(0.60)	2.51
Less Distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.48)	(0.61)	(0.36)	(0.40)
Distributions from net realized gain	(3.18)	(0.85)	(0.41)	(0.23)	(1.48)	(1.06)
TOTAL DISTRIBUTIONS	(3.40)	(1.28)	(0.89)	(0.84)	(1.84)	(1.46)
Net Asset Value, End of Period	$19.45	$24.48	$25.85	$22.94	$22.91	$25.35
Total Return[2]	(5.17)%	(0.47)%	17.02%	4.01%	(2.58)%	10.78%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.12%	1.12%	1.13%[4]	1.12%[4]	1.12%[4]
Net investment income	1.97%[3]	1.70%	2.05%	2.40%	1.90%	1.65%
Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.01%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$689,053	$785,283	$864,977	$865,164	$987,263	$1,128,344
Portfolio turnover	46%	133%	70%	133%	123%	118%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13%, 1.12% and 1.12% for the year ended November 30, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.40	$25.77	$22.86	$22.84	$25.27	$24.26
Income From Investment Operations:
Net investment income	0.14	0.23	0.32	0.36	0.25[1]	0.21
Net realized and unrealized gain (loss)	(1.85)	(0.52)	3.29	0.32	(1.03)	2.10
TOTAL FROM INVESTMENT OPERATIONS	(1.71)	(0.29)	3.61	0.68	(0.78)	2.31
Less Distributions:
Distributions from net investment income	(0.13)	(0.23)	(0.29)	(0.43)	(0.17)	(0.24)
Distributions from net realized gain	(3.18)	(0.85)	(0.41)	(0.23)	(1.48)	(1.06)
TOTAL DISTRIBUTIONS	(3.31)	(1.08)	(0.70)	(0.66)	(1.65)	(1.30)
Net Asset Value, End of Period	$19.38	$24.40	$25.77	$22.86	$22.84	$25.27
Total Return[2]	(5.54)%	(1.26)%	16.16%	3.14%	(3.33)%	9.89%
Ratios to Average Net Assets:
Net expenses	1.94%[3]	1.91%	1.91%	1.94%[4]	1.91%[4]	1.92%[4]
Net investment income	1.15%[3]	0.89%	1.25%	1.59%	1.08%	0.86%
Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,939	$29,846	$39,880	$45,951	$56,032	$67,749
Portfolio turnover	46%	133%	70%	133%	123%	118%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.94%, 1.91% and 1.92% for the year ended November 30, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.44	$25.81	$22.89	$22.87	$25.30	$24.29
Income From Investment Operations:
Net investment income	0.13	0.23	0.29	0.35	0.27[1]	0.21
Net realized and unrealized gain (loss)	(1.84)	(0.52)	3.34	0.34	(1.04)	2.10
TOTAL FROM INVESTMENT OPERATIONS	(1.71)	(0.29)	3.63	0.69	(0.77)	2.31
Less Distributions:
Distributions from net investment income	(0.14)	(0.23)	(0.30)	(0.44)	(0.18)	(0.24)
Distributions from net realized gain	(3.18)	(0.85)	(0.41)	(0.23)	(1.48)	(1.06)
TOTAL DISTRIBUTIONS	(3.32)	(1.08)	(0.71)	(0.67)	(1.66)	(1.30)
Net Asset Value, End of Period	$19.41	$24.44	$25.81	$22.89	$22.87	$25.30
Total Return[2]	(5.55)%	(1.25)%	16.21%	3.18%	(3.30)%	9.90%
Ratios to Average Net Assets:
Net expenses	1.89%[3]	1.88%	1.88%	1.89%[4]	1.88%[4]	1.89%[4]
Net investment income	1.22%[3]	0.91%	1.27%	1.63%	1.13%	0.88%
Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.01%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,754	$33,925	$79,347	$89,043	$106,212	$122,977
Portfolio turnover	46%	133%	70%	133%	123%	118%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.89%, 1.88% and 1.89% for the year ended November 30, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.50	$25.87	$22.95	$22.93	$25.36	$24.31
Income From Investment Operations:
Net investment income	0.18	0.37	0.42	0.46	0.40[1]	0.34
Net realized and unrealized gain (loss)	(1.84)	(0.52)	3.33	0.34	(1.05)	2.11
TOTAL FROM INVESTMENT OPERATIONS	(1.66)	(0.15)	3.75	0.80	(0.65)	2.45
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.42)	(0.55)	(0.30)	(0.34)
Distributions from net realized gain	(3.18)	(0.85)	(0.41)	(0.23)	(1.48)	(1.06)
TOTAL DISTRIBUTIONS	(3.37)	(1.22)	(0.83)	(0.78)	(1.78)	(1.40)
Net Asset Value, End of Period	$19.47	$24.50	$25.87	$22.95	$22.93	$25.36
Total Return[2]	(5.29)%	(0.71)%	16.78%	3.70%	(2.78)%	10.51%
Ratios to Average Net Assets:
Net expenses	1.39%[3]	1.36%	1.36%	1.38%[4]	1.36%[4]	1.36%[4]
Net investment income	1.72%[3]	1.45%	1.81%	2.15%	1.70%	1.40%
Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,687	$47,958	$53,205	$50,825	$55,424	$53,854
Portfolio turnover	46%	133%	70%	133%	123%	118%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.38%, 1.36% and 1.36% for the year ended November 30, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.48	$25.86	$22.94	$22.92	$25.35	$24.30
Income From Investment Operations:
Net investment income	0.19	0.39	0.46	0.48	0.42[1]	0.36
Net realized and unrealized gain (loss)	(1.83)	(0.53)	3.31	0.34	(1.05)	2.11
TOTAL FROM INVESTMENT OPERATIONS	(1.64)	(0.14)	3.77	0.82	(0.63)	2.47
Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.44)	(0.57)	(0.32)	(0.36)
Distributions from net realized gain	(3.18)	(0.85)	(0.41)	(0.23)	(1.48)	(1.06)
TOTAL DISTRIBUTIONS	(3.38)	(1.24)	(0.85)	(0.80)	(1.80)	(1.42)
Net Asset Value, End of Period	$19.46	$24.48	$25.86	$22.94	$22.92	$25.35
Total Return[2]	(5.22)%	(0.68)%	16.88%	3.80%	(2.70)%	10.59%
Ratios to Average Net Assets:
Net expenses	1.31%[3]	1.29%	1.28%	1.29%[4]	1.28%[4]	1.29%[4]
Net investment income	1.79%[3]	1.52%	1.88%	2.24%	1.78%	1.48%
Expense waiver/reimbursement[5]	0.27%[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,219	$18,836	$21,524	$21,944	$23,732	$25,145
Portfolio turnover	46%	133%	70%	133%	123%	118%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.29%, 1.28% and 1.29% for the year ended November 30, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.47	$25.84	$22.93	$22.90	$25.34	$24.29
Income From Investment Operations:
Net investment income	0.23	0.50	0.54	0.57	0.49[1]	0.46
Net realized and unrealized gain (loss)	(1.84)	(0.53)	3.32	0.35	(1.03)	2.12
TOTAL FROM INVESTMENT OPERATIONS	(1.61)	(0.03)	3.86	0.92	(0.54)	2.58
Less Distributions:
Distributions from net investment income	(0.24)	(0.49)	(0.54)	(0.66)	(0.42)	(0.47)
Distributions from net realized gain	(3.18)	(0.85)	(0.41)	(0.23)	(1.48)	(1.06)
TOTAL DISTRIBUTIONS	(3.42)	(1.34)	(0.95)	(0.89)	(1.90)	(1.53)
Net Asset Value, End of Period	$19.44	$24.47	$25.84	$22.93	$22.90	$25.34
Total Return[2]	(5.06)%	(0.22)%	17.32%	4.28%	(2.33)%	11.08%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.88%	0.87%	0.87%[4]	0.86%[4]	0.85%[4]
Net investment income	2.22%[3]	1.95%	2.30%	2.64%	2.06%	1.93%
Expense waiver/reimbursement[5]	0.04%[3]	0.01%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$79,308	$92,893	$113,942	$115,923	$149,593	$255,673
Portfolio turnover	46%	133%	70%	133%	123%	118%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.86% and 0.85% for the year ended November 30, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $26,289,172 of investment in an affiliated holding (identified cost $820,476,615)		$874,011,136
Restricted cash (Note 2)		787,270
Income receivable		2,483,676
Income receivable from an affiliated holding		147,820
Receivable for shares sold		145,059
Receivable for daily variation margin on futures contracts		365,360
TOTAL ASSETS		877,940,321
Liabilities:
Payable for investments purchased	$135,393
Payable for shares redeemed	991,580
Written options outstanding (premium $18,956), at value	1,750
Payable to bank	1,288,117
Payable for investment adviser fee (Note 5)	14,607
Payable for administrative fees (Note 5)	1,935
Payable for transfer agent fee	240,692
Payable for distribution services fee (Note 5)	46,179
Payable for other service fees (Notes 2 and 5)	175,697
Accrued expenses (Note 5)	83,844
TOTAL LIABILITIES		2,979,794
Net assets for 44,989,898 shares outstanding		$874,960,527
Net Assets Consist of:
Paid-in capital		$853,203,191
Total distributable earnings		21,757,336
TOTAL NET ASSETS		$874,960,527
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($689,053,001 ÷ 35,425,130 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$19.45
Offering price per share (100/94.50 of $19.45)	$20.58
Redemption proceeds per share	$19.45
Class B Shares:
Net asset value per share ($20,938,908 ÷ 1,080,668 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$19.38
Offering price per share	$19.38
Redemption proceeds per share (94.50/100 of $19.38)	$18.31
Class C Shares:
Net asset value per share ($27,754,343 ÷ 1,429,580 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$19.41
Offering price per share	$19.41
Redemption proceeds per share (99.00/100 of $19.41)	$19.22
Class F Shares:
Net asset value per share ($40,687,133 ÷ 2,089,935 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$19.47
Offering price per share (100/99.00 of $19.47)	$19.67
Redemption proceeds per share (99.00/100 of $19.47)	$19.28
Class R Shares:
Net asset value per share ($17,219,478 ÷ 885,083 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$19.46
Offering price per share	$19.46
Redemption proceeds per share	$19.46
Institutional Shares:
Net asset value per share ($79,307,664 ÷ 4,079,502 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$19.44
Offering price per share	$19.44
Redemption proceeds per share	$19.44
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Dividends (including $1,314,426 received from affiliated holdings* and net of foreign taxes withheld of $182,543)			$14,523,861
Interest			9,090
TOTAL INCOME			14,532,951
Expenses:
Investment adviser fee (Note 5)		$2,809,324
Administrative fee (Note 5)		373,585
Custodian fees		28,827
Transfer agent fee (Note 2)		762,517
Directors'/Trustees' fees (Note 5)		7,180
Auditing fees		15,547
Legal fees		8,131
Portfolio accounting fees		89,247
Distribution services fee (Note 5)		313,222
Other service fees (Notes 2 and 5)		1,035,575
Share registration costs		48,168
Printing and postage		41,432
Taxes		149
Miscellaneous (Note 5)		20,172
TOTAL EXPENSES		5,553,076
Waiver and Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(4,657)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(57,368)
TOTAL WAIVER AND REIMBURSEMENTS		(62,025)
Net expenses			5,491,051
Net investment income			$9,041,900
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $22,194 on sales of investments in affiliated holdings*)	$(22,968,989)
Net realized loss on foreign currency transactions	(87,846)
Net realized loss on futures contracts	(1,966,524)
Net realized loss on written options	(91,092)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,054,444 on investments in affiliated holdings*)	(33,722,924)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	3,107
Net change in unrealized appreciation of futures contracts	(1,597,363)
Net change in unrealized appreciation of written options	17,206
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(60,414,425)
Change in net assets resulting from operations	$(51,372,525)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,041,900	$18,361,859
Net realized gain (loss)	(25,114,451)	128,353,204
Net change in unrealized appreciation/depreciation	(35,299,974)	(147,959,706)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(51,372,525)	(1,244,643)
Distributions to Shareholders:
Class A Shares	(108,791,722)	(42,165,371)
Class B Shares	(3,959,765)	(1,595,600)
Class C Shares	(4,577,747)	(3,162,878)
Class F Shares	(6,552,311)	(2,461,097)
Class R Shares	(2,603,189)	(1,021,217)
Institutional Shares	(13,326,985)	(5,897,964)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(139,811,719)	(56,304,127)
Share Transactions:
Proceeds from sale of shares	38,586,947	109,112,765
Net asset value of shares issued to shareholders in payment of distributions declared	132,232,109	52,913,646
Cost of shares redeemed	(113,416,286)	(268,610,375)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,402,770	(106,583,964)
Change in net assets	(133,781,474)	(164,132,734)
Net Assets:
Beginning of period	1,008,742,001	1,172,874,735
End of period	$874,960,527	$1,008,742,001
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $62,025 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$567,058	$(15,863)
Class B Shares	26,351	(598)
Class C Shares	26,034	(1,567)
Class F Shares	34,028	(84)
Class R Shares	31,091	(1,489)
Institutional Shares	77,955	(15,294)
TOTAL	$762,517	$(34,895)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$909,562
Class B Shares	31,274
Class C Shares	39,205
Class F Shares	55,534
TOTAL	$1,035,575
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration risk, market risk, sector/asset class risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the
Semi-Annual Shareholder Report

contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $22,088,147. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to seek to increase yield, income and return, and to manage currency risk, individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2019, the Fund had no outstanding purchased option contracts.
Written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market values of purchased call options and written call options held by the Fund throughout the period was $273,571 and $875, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$(1,001,059)*		$—
Equity contracts		$—	Written option contracts outstanding, at value	$1,750
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[1]	Written Options	Total
Equity contracts	$(1,966,524)	$(1,508,198)	$(91,092)	$(3,565,814)
1	The net realized gain (loss) on Purchased Options is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[2]	Written Options	Total
Equity contracts	$(1,597,363)	$(230,000)	$17,206	$(1,810,157)
2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. Capital Stock
The following tables summarize share activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	923,645	$18,077,340	2,335,016	$59,915,831
Shares issued to shareholders in payment of distributions declared	5,788,346	102,404,100	1,558,659	39,522,144
Shares redeemed	(3,367,760)	(67,768,284)	(5,268,094)	(134,371,687)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,344,231	$52,713,156	(1,374,419)	$(34,933,712)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	23,180	$418,085	18,555	$524,312
Shares issued to shareholders in payment of distributions declared	204,507	3,593,317	58,021	1,466,278
Shares redeemed	(370,429)	(7,432,494)	(400,718)	(10,176,479)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(142,742)	$(3,421,092)	(324,142)	$(8,185,889)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	230,637	$4,449,662	179,752	$4,572,695
Shares issued to shareholders in payment of distributions declared	250,569	4,413,013	121,330	3,072,613
Shares redeemed	(439,946)	(8,983,359)	(1,987,467)	(51,015,887)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	41,260	$(120,684)	(1,686,385)	$(43,370,579)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	154,538	$3,009,121	134,389	$3,433,461
Shares issued to shareholders in payment of distributions declared	350,585	6,203,542	91,335	2,317,165
Shares redeemed	(373,037)	(7,569,970)	(324,367)	(8,287,470)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	132,086	$1,642,693	(98,643)	$(2,536,844)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	110,609	$2,261,829	156,832	$4,002,767
Shares issued to shareholders in payment of distributions declared	141,374	2,501,550	38,798	983,948
Shares redeemed	(136,303)	(2,792,548)	(258,605)	(6,569,142)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	115,680	$1,970,831	(62,975)	$(1,582,427)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	501,919	$10,370,910	1,432,413	$36,663,699
Shares issued to shareholders in payment of distributions declared	741,471	13,116,587	219,027	5,551,498
Shares redeemed	(960,746)	(18,869,631)	(2,263,429)	(58,189,710)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	282,644	$4,617,866	(611,989)	$(15,974,513)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,773,159	$57,402,770	(4,158,553)	$(106,583,964)
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $820,476,615. The net unrealized appreciation of investments for federal tax purposes was $52,550,668. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $112,472,059 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,921,391. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, for federal income tax purposes, the Fund had $1,468,809 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse other operating expenses. For the six months ended May 31, 2019, the Adviser voluntarily reimbursed $34,895 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $4,657.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$93,821	$—
Class C Shares	118,724	—
Class F Shares	55,732	—
Class R Shares	44,945	(22,473)
TOTAL	$313,222	$(22,473)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC retained $133,419 fees paid by the Fund. For the six months ended May 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $10,574 in sales charges from the sale of Class A Shares. FSC also retained $13, $16,541, $187 and $5,481 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $119,330 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R Class (after the voluntary waivers and/or reimbursements) will not exceed 1.35% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,961,983 and $2,853,532, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$424,630,224
Sales	$475,067,453
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the
Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$948.30	$5.49
Class B Shares	$1,000	$944.60	$9.41
Class C Shares	$1,000	$944.50	$9.16
Class F Shares	$1,000	$947.10	$6.75
Class R Shares	$1,000	$947.80	$6.36
Institutional Shares	$1,000	$949.40	$4.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.69
Class B Shares	$1,000	$1,015.20	$9.75
Class C Shares	$1,000	$1,015.50	$9.50
Class F Shares	$1,000	$1,018.00	$6.99
Class R Shares	$1,000	$1,018.40	$6.59
Institutional Shares	$1,000	$1,020.50	$4.43
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	1.94%
Class C Shares	1.89%
Class F Shares	1.39%
Class R Shares	1.31%
Institutional Shares	0.88%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Equity Income Fund, Inc. (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
Semi-Annual Shareholder Report

as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser, including the reasons for the Fund's performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313915100
CUSIP 313915209
CUSIP 313915308
CUSIP 313915407
CUSIP 313915605
CUSIP 313915506
8110102 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019